Intangible Assets - Disclosure of Detailed Information About Carrying Amounts of Goodwill (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 118,130	$ 118,920
Mexico [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	56,352	55,137
Guatemala [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	488	499
Nicaragua [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	484	532
Costa Rica [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,520	1,622
Panama [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,185	1,241
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	5,824	5,988
Venezuela [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		1,225
Brazil [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	48,345	52,609
Argentina [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	50	$ 67
Philippinnes [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 3,882